Fair Value Measurements - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring - Level 3 - Stock Purchase Warrants - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	$ 30,749	$ 575
Fair value on acquisition/issuance	2,330	36,596
Unrealized loss included in earnings	(21,053)	(6,422)
Fair value at the end of the year	$ 12,026	$ 30,749